EXPLANATORY NOTE

Attached for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the Prospectuses for the Multi-Manager Emerging Markets Debt Opportunity Fund, Multi-Manager Global Real Estate Fund and High Yield Fixed Income Fund filed pursuant to Rule 497(c) on July 30, 2020 (accession number 0001193125-20-204139). Such Prospectuses are incorporated by reference into this Rule 497 filing.